NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of the basic and diluted loss per share attributable to Amarantus common stockholders for the periods indicated:

	Year Ended December 31,
	2012	2011
Numerator
Net Loss	$(5,135,618)	$(4,440,103)

Denominator
Weighted average shares outstanding during the period:
Common stock - basic	140,710,454	52,691,358
Common shares equivalents	—	—
Common stock - diluted	140,710,454	52,691,358

Net loss per share	$(0.04)	$(0.08)